Supplement, dated April 17, 2006, to the
                         Prospectus, dated May 2, 2005,
                                       of
           Seligman International Growth Portfolio (the "Portfolio"),
                    a portfolio of Seligman Portfolios, Inc.

Capitalized terms used but not defined in this Supplement shall have the meanings given to such terms in the Portfolio's Prospectus.

The following information is added after the second paragraph under the caption entitled "Seligman International Growth Portfolio - Portfolio Management" on page 23 of the Prospectus:

Mr. Matthew D. Hudson, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Portfolio since 2006. Mr. Hudson joined the firm as an investment professional in 2005. Prior to joining Wellington Management, Mr. Hudson was an investment professional at American Century Investment Management (2000 - 2005).

                    Supplement, dated April 17, 2006, to the
             Statement of Additional Information, dated May 2, 2005,
                                       for
            Seligman International Growth Portfolio (the "Portfolio")
              a portfolio of Seligman Portfolios, Inc. (the "Fund")

Capitalized terms used but not defined in this Supplement shall have the meanings given to such terms in the Fund's Statement of Additional Information, dated May 2, 2005 (the "SAI").

The following information is added to Table A, Table B and the compensation section, respectively, under the caption "Portfolio Managers -- Other Accounts Managed By Portfolio Managers, and Compensation -- Seligman International Growth Portfolio" on page 38 of the SAI (the table headings have been restated for your convenience):

Table A

------------------------------------------------------------------------------------------------------------
     Portfolio Manager        Registered Investment     Other Pooled Investment       Other Accounts
                                   Companies                  Vehicles
------------------------------------------------------------------------------------------------------------
Matthew D. Hudson*           15 Registered             16 Pooled Investment     29 Other Accounts with
                             Investment                Vehicles with            approximately $3.4 billion
                             Companies with            approximately $3.1       in total assets under
                             approximately $4.7        billion in total         management.
                             billion in total assets   assets  under
                             under management.         management.
------------------------------------------------------------------------------------------------------------

Table B

------------------------------------------------------------------------------------------------------------
     Portfolio Manager        Registered Investment     Other Pooled Investment       Other Accounts
                                   Companies                  Vehicles
------------------------------------------------------------------------------------------------------------
Matthew D. Hudson*           0 Registered Investment   0 Pooled Investment      1 Other Account with
                             Companies.                Vehicles.                approximately $131 million
                                                                                in total assets under
                                                                                management.
------------------------------------------------------------------------------------------------------------

*As of December 31, 2005.

Compensation:

The following information relates to the compensation of Mr. Hudson for the period ended December 31, 2005. The base salary for Mr. Hudson is determined by his experience and performance in his respective roles. Mr. Hudson's base salary is reviewed annually and may be adjusted based on the recommendation of his business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for employees of Wellington Management. Mr. Hudson is subject to the above disclosure relating to Investment Professionals of Wellington Management.